Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0002123613
Registrant Name	Kardigan, Inc.
Registration File Number	333-296236
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES